Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Stock-Based Compensation
Stock-Based Compensation

(13)Stock-Based Compensation

The Corporation has issued stock options under the Meridian Bank 2004 Stock Option Plan (2004 Plan). The 2004 Plan authorized the Board of Directors to grant options up to an aggregate of 446,091 shares, as adjusted for the 5% stock dividends in 2012, 2014 and 2016 to officers, other employees and directors of the Corporation. No additional shares are available for future grants. The shares granted under the 2004 Plan to directors are nonqualified options. The shares granted under the 2004 Plan to officers and other employees are incentive stock options, and are subject to the limitations under Section 422 of the Internal Revenue Code.

The Meridian Bank 2016 Equity Incentive Plan (2016 Plan) was amended on May 24, 2018 to authorize the Board of Directors to grant up to an aggregate of 686,900 awards, as adjusted for the 2016 5% stock dividend. A total of 128,450 options have been granted under the 2016 Plan through December 31, 2019. Options granted under the 2016 Plan to directors are nonqualified options, while options granted to officers and other employees are incentive stock options, and are subject to the limitations under Section 422 of the Internal Revenue Code.

Stock-based compensation cost is measured at the grant date, based on the fair value of the award and is recognized as an expense over the vesting period. The fair value of stock option grants is determined using the Black-Scholes pricing model. The assumptions necessary for the calculation of the fair value are expected life of options, annual volatility of stock price, risk-free interest rate and annual dividend yield.

All awards granted under the 2016 Plan to date have a term that does not exceed ten years and vest 25% upon grant and become fully exercisable after three years of service from the grant date.

The following table provides information about options outstanding as of December 31, 2019 and 2018:

		Weighted	Weighted
		Average	Average
		Exercise	Grant Date
	Shares	Price	Fair Value
Outstanding at December 31, 2017	211,915	$14.99	$4.00
Exercised	(14,508)	12.43	3.44
Granted	79,450	17.70	5.49
Forfeited	(2,787)	17.94	4.27
Outstanding at December 31, 2018	274,070	15.88	4.46
Exercised	(689)	11.79	3.89
Granted	73,000	17.03	4.90
Outstanding at December 31, 2019	346,381	16.13	4.55
Exercisable at December 31, 2019	240,208	15.52	4.34
Nonvested at December 31, 2019	106,173	$17.49	$5.03

The weighted average remaining contractual life of the outstanding stock options at December 31, 2019 is 7.2 years. The range of exercise prices is $9.88 to $19.00. The aggregate intrinsic value of options outstanding and exercisable was $240 thousand as of December 31, 2019.

The fair value of each option granted in 2019 was estimated on the date of grant using the Black‑Scholes option‑pricing model with the following weighted average assumptions: dividend yield of 0.0%, risk‑free interest rate of between 1.95% and 2.61%, expected life of 5.75 years, and expected volatility of between 22.44% and 22.48% based on an average of the Corporation’s share price since going public and the expected volatility of similar public financial institutions in the Corporation’s market area for the period before the Corporation went public. The weighted average fair value of options granted in 2019 was $4.84 to $5.30 per share.

The fair value of each option granted in 2018 was estimated on the date of grant using the Black‑Scholes option‑pricing model with the following weighted average assumptions: dividend yield of 0.0%, risk‑free interest rate of between 2.84% and  3.06%, expected life of 5.75 years, and expected volatility of 19.68% and 26.11% based on an average of the Corporation’s share price since going public and the expected volatility of similar public financial institutions in the Corporation’s market area. The weighted average fair value of options granted in 2018 was $4.87 to $5.52 per share.

Total stock compensation cost for the twelve months ended December 31, 2019 and December 31, 2018 was $272 thousand and $293 thousand, respectively. During the twelve months ended December 31, 2019, the Corporation received $128 thousand from the exercise of stock options. There were no tax benefits recognized related to stock compensation cost for the twelve months ended December 31, 2019.

In accordance with ASU 2016-09 – Compensation – Stock Compensation (ASU 2016-09), forfeitures are recognized as they occur instead of applying an estimated forfeiture rate to each grant. For purposes of the determination of stock-based compensation expense for the year ended December 31, 2019, we did not recognize any forfeitures of shares of stock options that were granted to officers and other employees.

As of December 31, 2019, there was $350 thousand of unrecognized compensation cost related to nonvested stock options. This cost will be recognized over a weighted average period of 1.14 years.